Subsequent events (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 23, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 10, 2019 USD ($)
Subsequent events
Number of manufacturing sites closed		2
Impairment loss recognised in profit or loss, property, plant and equipment		$ 252		$ 78
Inventory write-down		75	$ 208	109	$ 198
Intangible assets		$ 21,959	$ 21,959	$ 26,188	$ 27,586
New Borrowing | Bank Loan Due December 2019
Subsequent events
Maximum borrowing capacity						$ 500
Sale of Rights and Participate | Sobi
Subsequent events
Effective percentage of ownership interest in equity investment accounted for as FVOCI	8.00%
Sale of Rights and Participate | Sobi | Synagis and MEDI8897
Subsequent events
Cash received	$ 966
Fair value	600
Sale of Rights and Participate | Sobi | Synagis
Subsequent events
Intangible assets	$ 893